Loans Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans Held for Sale [Line Items]
Disposal Group, Including Discontinued Operation, Mortgage Loans	$ 4,158	$ 4,148
Loans Held-for-sale, Mortgages, Contractual Balance	4,098	4,092
Expected Gain (Loss) on Sale of Mortgage Loans	60	55
Loans held for sale - lower of cost or market		$ 0
Impaired [Member]
Loans Held for Sale [Line Items]
Loans held for sale - lower of cost or market	$ 174
Gain on sale of loans in secondary market			$ 2,826